Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Right-of-Use Asset	$ 2,153	$ 1,854	$ 1,480
Operating Lease, Weighted Average Remaining Lease Term	45 months
Finance Lease Costs	$ 42	$ 0	$ 0